Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
May 31, 2025
ZCI-NPRT3-0725
1.9887607.107
Asset-Backed Securities - 15.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.7%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	515,000	514,890
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	189,896	190,044
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	1,100,000	1,098,229
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	230,000	230,051
Bank of America Credit Card Master Trust Series 2022-A1 Class A1, 3.53% 11/15/2027	1,300,000	1,299,540
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	309,935	311,140
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	165,190	165,324
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	240,896	241,329
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	475,000	474,646
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	1,300,000	1,301,468
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	1,031,728	1,031,746
CarMax Auto Owner Trust Series 2021-4 Class A3, 0.56% 9/15/2026	58,055	57,876
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	447,439	446,203
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	270,786	271,120
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9113% 5/17/2027 (c)(d)	766,668	767,028
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	849,997	851,701
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	708,315	708,441
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	1,035,000	1,034,659
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	720,000	720,315
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	36,264	36,393
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	512,399	512,154
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	405,000	404,351
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	206,102	206,407
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	279,594	280,301
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	792,815	794,564
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	500,000	499,034
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	212,226	212,432
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	381,790	382,359
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	397,987	398,386
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	180,000	180,345
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	355,000	354,389
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	1,200,000	1,198,512
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	480,000	480,380
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	309,124	310,411
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	146,084	146,188
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	765,000	764,968
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,532,000	1,530,228
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	1,020,000	1,020,586
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	141,646	142,262
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	1,155,000	1,155,148
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	55,000	54,953
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	69,568	69,590
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	1,020,000	1,019,528
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	780,000	780,138
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	1,500,000	1,498,248
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	91,544	91,448
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	541,477	542,897
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	561,881	563,157
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	1,500,000	1,500,957
Gm Financial Consumer Automobile Receivables Trust Series 2021-4 Class A3, 0.68% 9/16/2026	61,879	61,768
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	193,796	193,995
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 4.7213% 3/16/2027 (c)(d)	350,795	350,712
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	1,465,000	1,464,196
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/2026	279,267	279,453
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	862,389	861,837
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4823% 6/15/2028 (b)(c)(d)	2,200,000	2,211,241
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,202,363
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A2, U.S. 30-Day Avg. SOFR Index + 0.45%, 4.7823% 11/15/2028 (b)(c)(d)	1,600,000	1,596,560
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9323% 3/15/2029 (b)(c)(d)	975,000	972,968
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	1,360,000	1,359,744
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	720,000	720,701
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	1,320,000	1,316,950
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	1,233,797	1,236,689
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,500,000	1,500,936
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	501,836	502,753
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	423,279	424,173
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	308,179	308,578
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	1,685,185	1,691,024
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	232,290	232,471
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	568,301	569,547
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,260,000	1,261,733
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	408,848	409,611
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	912,934	912,732
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	706,170	707,147
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7613% 8/16/2027 (c)(d)	897,326	897,639
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	1,355,000	1,356,976
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	625,000	625,779
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	825,000	824,247
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	746,994	748,806
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	985,000	986,753
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	564,580	566,263
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	244,457	244,620
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0023% 2/15/2028 (b)(c)(d)	1,500,000	1,500,745
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	988,373	987,592
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	800,000	800,730
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	157,790	157,940
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	1,500,000	1,500,032
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	275,240	275,645
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	498,000	502,138
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	338,014	338,080
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	800,000	799,216
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	600,000	601,572
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	1,088,120	1,088,008
SFS Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	51,244	51,281
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	362,383	363,316
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	385,152	385,036
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	457,050	457,021
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	345,516	346,059
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	14,749	14,759
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,400,000	1,364,894
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	160,862	160,284
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	546,444	546,490
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.6823% 3/15/2027 (c)(d)	475,182	475,171
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,550,000	1,550,506
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	127,217	127,244
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,095,344	1,099,416
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	905,000	906,074
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/2029 (e)	700,000	699,177
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8823% 3/20/2030 (c)(d)	1,675,000	1,675,283
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	511,416	513,715
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.7966% 12/21/2026 (c)(d)	882,921	881,942
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	1,171,483	1,172,087
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	672,000	671,688
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,465,000	1,465,256
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	1,570,000	1,568,168
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	203,061	201,725
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	374,593	375,305
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	1,075,000	1,074,728
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	149,160	149,240
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7623% 2/16/2027 (c)	442,690	442,802
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	555,211	556,537
TOTAL UNITED STATES		85,294,331
TOTAL ASSET-BACKED SECURITIES (Cost $85,188,497)		85,294,331

Non-Convertible Corporate Bonds - 40.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(c)(d)	2,000,000	2,002,590
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	300,000	291,961
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.0901% 10/1/2026 (b)(c)(d)	1,575,000	1,576,007
		1,867,968
TOTAL AUSTRALIA		3,870,558
CANADA - 3.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 2.05% 7/15/2025	900,000	897,035
Enbridge Inc 4.25% 12/1/2026	900,000	895,800
		1,792,835
Financials - 3.4%
Banks - 3.4%
Bank of Montreal 0.949% 1/22/2027 (c)	960,000	936,924
Bank of Montreal 4.567% 9/10/2027 (c)	1,776,000	1,774,553
Bank of Montreal 5.92% 9/25/2025	1,000,000	1,004,225
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2241% 9/10/2027 (c)(d)	1,380,000	1,383,078
Bank of Nova Scotia/The 2.7% 8/3/2026	1,600,000	1,568,928
Bank of Nova Scotia/The 5.45% 6/12/2025	1,000,000	1,000,209
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9466% 1/27/2027 (b)(c)(d)	1,500,000	1,503,650
National Bank of Canada 4.95% 2/1/2028 (c)	1,466,000	1,472,319
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,700,000	1,711,236
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (c)(d)	1,400,000	1,400,771
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 5.1619% 3/27/2028 (c)(d)	1,300,000	1,299,567
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8096% 10/10/2025 (c)(d)	1,600,000	1,601,088
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9613% 12/17/2026 (c)(d)	1,900,000	1,901,424
		18,557,972
TOTAL CANADA		20,350,807
DENMARK - 0.4%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 1.621% 9/11/2026 (b)(c)	1,300,000	1,287,700
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	1,000,000	1,003,768

TOTAL DENMARK		2,291,468
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0413% 3/17/2028 (b)(c)(d)	1,520,000	1,520,793
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	930,000	929,524
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	550,000	530,885
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	1,000,000	976,880
Credit Agricole SA 5.589% 7/5/2026 (b)	1,500,000	1,518,811
Credit Agricole SA/London 1.907% 6/16/2026 (b)(c)	610,000	609,300

TOTAL FRANCE		4,565,400
GERMANY - 2.3%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.0885% 8/13/2026 (b)(c)(d)	1,300,000	1,304,521
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9506% 7/31/2026 (b)(c)(d)	900,000	900,459
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1201% 4/1/2027 (b)(c)(d)	1,600,000	1,598,289
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	1,000,000	1,001,599
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1713% 3/20/2026 (b)(c)(d)	1,600,000	1,602,270
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3485% 8/14/2026 (b)(c)(d)	1,279,000	1,283,162
		7,690,300
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	1,559,000	1,537,189
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (c)	1,200,000	1,201,266
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	1,300,000	1,330,859
		4,069,314
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	1,000,000	996,282
TOTAL GERMANY		12,755,896
IRELAND - 0.6%
Financials - 0.6%
Banks - 0.2%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,300,000	1,252,867
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	969,194
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	1,000,000	998,744
		1,967,938
TOTAL IRELAND		3,220,805
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	1,300,000	1,256,615
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	1,400,000	1,409,692

TOTAL ITALY		2,666,307
JAPAN - 0.6%
Financials - 0.6%
Banks - 0.6%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	960,000	929,117
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,000,000	960,926
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,400,000	1,371,792

TOTAL JAPAN		3,261,835
NETHERLANDS - 1.6%
Financials - 1.2%
Banks - 1.2%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1214% 9/18/2027 (b)(c)(d)	1,100,000	1,110,934
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(c)	1,400,000	1,382,880
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(c)	1,435,000	1,431,590
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,100,000	1,099,336
ING Groep NV 1.726% 4/1/2027 (c)	1,300,000	1,268,859
		6,293,599
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	1,122,000	1,112,881
NXP BV / NXP Funding LLC 5.35% 3/1/2026	1,100,000	1,105,663
		2,218,544
TOTAL NETHERLANDS		8,512,143
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	1,500,000	1,530,197
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS Group AG 1.364% 1/30/2027 (b)(c)	1,300,000	1,271,066
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,600,000	1,539,360
UBS Group AG 2.193% 6/5/2026 (b)(c)	750,000	749,853
UBS Group AG 4.703% 8/5/2027 (b)(c)	910,000	909,313
UBS Group AG 6.373% 7/15/2026 (b)(c)	1,000,000	1,001,396

TOTAL SWITZERLAND		5,470,988
UNITED KINGDOM - 3.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 3.95% 6/15/2025 (b)	900,000	899,544
Reynolds American Inc 4.45% 6/12/2025	1,250,000	1,249,906
		2,149,450
Financials - 2.7%
Banks - 2.7%
Barclays PLC 4.375% 1/12/2026	1,250,000	1,246,990
Barclays PLC 5.304% 8/9/2026 (c)	1,820,000	1,821,619
Barclays PLC 5.829% 5/9/2027 (c)	1,300,000	1,311,865
Barclays PLC 7.325% 11/2/2026 (c)	1,400,000	1,414,303
HSBC Holdings PLC 2.099% 6/4/2026 (c)	1,000,000	999,852
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,500,000	1,518,611
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	1,600,000	1,554,623
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.875% 8/7/2027 (c)(d)	500,000	503,814
NatWest Group PLC 1.642% 6/14/2027 (c)	1,300,000	1,259,610
NatWest Group PLC 5.847% 3/2/2027 (c)	1,500,000	1,512,141
NatWest Group PLC 7.472% 11/10/2026 (c)	1,400,000	1,416,079
		14,559,507
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8428% 3/12/2027 (c)(d)	1,707,000	1,711,113
TOTAL UNITED KINGDOM		18,420,070
UNITED STATES - 23.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Sprint LLC 7.625% 3/1/2026	1,300,000	1,314,291
T-Mobile USA Inc 1.5% 2/15/2026	500,000	488,333
		1,802,624
Consumer Discretionary - 1.7%
Automobiles - 1.3%
American Honda Finance Corp 4.95% 1/9/2026	786,000	787,328
American Honda Finance Corp 5.8% 10/3/2025	1,000,000	1,003,925
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.7917% 6/13/2025 (c)(d)	1,200,000	1,200,100
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8391% 5/11/2026 (c)(d)	1,400,000	1,399,013
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9389% 5/20/2026 (c)(d)	1,600,000	1,601,088
Hyundai Capital America 5.45% 6/24/2026 (b)	737,000	740,676
		6,732,130
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6738% 12/24/2025 (c)(d)	960,000	960,966
Ross Stores Inc 0.875% 4/15/2026	1,400,000	1,356,852
		2,317,818
TOTAL CONSUMER DISCRETIONARY		9,049,948

Consumer Staples - 1.3%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (c)(d)	1,760,000	1,762,622
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (b)	643,000	643,623
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7471% 4/28/2027 (c)(d)	1,433,000	1,436,640
		2,080,263
Food Products - 0.3%
McCormick & Co Inc/MD 0.9% 2/15/2026	1,858,000	1,809,680
Tobacco - 0.2%
Altria Group Inc 4.4% 2/14/2026	1,250,000	1,248,132
TOTAL CONSUMER STAPLES		6,900,697

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6382% 2/26/2027 (c)(d)	1,435,000	1,435,215
DCP Midstream Operating LP 5.375% 7/15/2025	1,130,000	1,130,287
Energy Transfer LP 5.95% 12/1/2025	670,000	671,854
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	1,300,000	1,316,025
Williams Cos Inc/The 5.4% 3/2/2026	400,000	401,993
		4,955,374
Financials - 16.1%
Banks - 8.8%
Bank of America Corp 1.319% 6/19/2026 (c)	1,000,000	998,056
Bank of America Corp 1.658% 3/11/2027 (c)	1,200,000	1,172,281
Bank of America Corp 3.559% 4/23/2027 (c)	1,600,000	1,583,610
Bank of America Corp 4.827% 7/22/2026 (c)	900,000	899,897
Bank of America NA 5.65% 8/18/2025	1,000,000	1,001,448
Citibank NA 5.864% 9/29/2025	1,000,000	1,003,009
Citibank NA U.S. SOFR Index + 0.708%, 5.0107% 8/6/2026 (c)(d)	1,300,000	1,302,015
Citibank NA U.S. SOFR Index + 0.712%, 4.9986% 11/19/2027 (c)(d)	1,400,000	1,398,597
Citibank NA U.S. SOFR Index + 0.781%, 5.1013% 5/29/2027 (c)(d)	1,000,000	1,000,464
Citigroup Inc 1.122% 1/28/2027 (c)	700,000	683,362
Citigroup Inc 1.462% 6/9/2027 (c)	700,000	676,697
Citigroup Inc 5.61% 9/29/2026 (c)	1,650,000	1,653,799
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.437% 5/7/2028 (c)(d)	1,300,000	1,302,818
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0452% 4/12/2028 (c)(d)	1,223,000	1,220,089
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	1,500,000	1,463,619
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	710,000	697,530
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	700,000	672,229
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,600,000	1,558,118
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	1,200,000	1,194,972
Morgan Stanley Bank NA 5.479% 7/16/2025	1,000,000	1,000,452
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0087% 10/15/2027 (c)(d)	1,400,000	1,400,237
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.4851% 10/30/2026 (c)(d)	900,000	906,788
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	1,500,000	1,500,855
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,500,000	1,508,823
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (c)	1,710,000	1,710,343
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	850,000	873,924
Santander Holdings USA Inc 3.45% 6/2/2025	1,050,000	1,050,000
Santander Holdings USA Inc 4.5% 7/17/2025	1,300,000	1,299,252
Truist Financial Corp 4.26% 7/28/2026 (c)	888,000	886,984
Truist Financial Corp 5.9% 10/28/2026 (c)	1,400,000	1,406,027
Truist Financial Corp 6.047% 6/8/2027 (c)	2,000,000	2,025,820
US Bancorp 5.727% 10/21/2026 (c)	1,376,000	1,381,178
US Bancorp 6.787% 10/26/2027 (c)	1,200,000	1,235,585
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	698,000	697,176
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.1985% 5/15/2028 (c)(d)	2,100,000	2,103,486
Wells Fargo & Co 3.196% 6/17/2027 (c)	1,500,000	1,478,439
Wells Fargo & Co 4.54% 8/15/2026 (c)	1,600,000	1,599,353
Wells Fargo & Co U.S. SOFR Index + 0.78%, 5.0966% 1/24/2028 (c)(d)	1,500,000	1,494,075
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1126% 8/1/2025 (c)(d)	750,000	750,342
		47,791,749
Capital Markets - 3.9%
Athene Global Funding 1.608% 6/29/2026 (b)	1,250,000	1,210,597
Athene Global Funding 4.86% 8/27/2026 (b)	2,300,000	2,305,320
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1642% 1/7/2027 (b)(c)(d)	2,000,000	2,002,165
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	1,600,000	1,607,367
Bank of New York Mellon/The U.S. SOFR Averages Index + 0.71%, 5.0293% 4/20/2027 (c)(d)	2,000,000	2,005,463
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	1,700,000	1,667,765
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,805,000	1,759,569
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	1,200,000	1,152,236
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (c)	1,600,000	1,602,951
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (c)(d)	1,119,000	1,125,849
Morgan Stanley 1.512% 7/20/2027 (c)	1,750,000	1,688,511
Morgan Stanley 1.593% 5/4/2027 (c)	1,650,000	1,603,326
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7364% 11/25/2026 (c)(d)	831,000	831,127
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (c)(d)	699,000	702,585
		21,264,831
Consumer Finance - 1.3%
American Express Co 3.95% 8/1/2025	700,000	699,640
American Express Co 5.389% 7/28/2027 (c)	300,000	302,675
American Express Co 5.645% 4/23/2027 (c)	1,000,000	1,009,005
American Express Co 6.338% 10/30/2026 (c)	1,374,000	1,383,408
Toyota Motor Credit Corp 5.6% 9/11/2025	1,000,000	1,003,065
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (c)(d)	1,400,000	1,400,279
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.064% 8/7/2026 (c)(d)	1,309,000	1,314,031
		7,112,103
Financial Services - 1.0%
CNH Industrial Capital LLC 5.45% 10/14/2025	1,500,000	1,504,961
Corebridge Global Funding 5.35% 6/24/2026 (b)	1,360,000	1,371,644
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6416% 9/25/2026 (b)(c)(d)	1,870,000	1,883,165
PayPal Holdings Inc 1.65% 6/1/2025	800,000	799,999
		5,559,769
Insurance - 1.1%
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,400,000	1,345,074
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	947,000	946,629
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,164,000	1,168,422
Protective Life Global Funding 5.209% 4/14/2026 (b)	1,000,000	1,006,006
Trinity Acq PLC 4.4% 3/15/2026	1,600,000	1,593,943
		6,060,074
TOTAL FINANCIALS		87,788,526

Health Care - 0.7%
Biotechnology - 0.3%
Gilead Sciences Inc 3.65% 3/1/2026	1,500,000	1,490,080
Health Care Providers & Services - 0.3%
CVS Health Corp 3.875% 7/20/2025	1,650,000	1,647,813
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.7742% 2/20/2026 (c)(d)	654,000	655,101
TOTAL HEALTH CARE		3,792,994

Industrials - 0.5%
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,440,000	1,429,455
Machinery - 0.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0118% 10/16/2026 (c)(d)	1,300,000	1,305,251
TOTAL INDUSTRIALS		2,734,706

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	700,000	706,483
Software - 0.4%
VMware LLC 1.4% 8/15/2026	1,700,000	1,636,833
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	653,044
TOTAL INFORMATION TECHNOLOGY		2,996,360

Materials - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	370,000	365,406
Real Estate - 0.4%
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	1,550,000	1,517,499
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	527,000	521,426
TOTAL REAL ESTATE		2,038,925

Utilities - 1.4%
Electric Utilities - 1.0%
DTE Electric Co 4.25% 5/14/2027	281,000	279,452
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	927,000	928,760
Pacific Gas and Electric Co 3.5% 6/15/2025	1,064,000	1,063,166
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (c)(d)	1,800,000	1,799,832
Southern California Edison Co 3.7% 8/1/2025	1,380,000	1,375,883
		5,447,093
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation LLC 3.25% 6/1/2025	850,000	849,837
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	1,500,000	1,459,550
TOTAL UTILITIES		7,756,480

TOTAL UNITED STATES		130,182,040
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $218,116,489)		218,619,307

Certificates of Deposit - 8.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.68% 10/10/2025 (c)(d)	4.68	2,000,000	2,000,886
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.68% 12/19/2025 (c)(d)	4.68	2,200,000	2,201,071
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.67% 12/31/2025 (c)(d)	4.67	2,000,000	2,000,645
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 9/23/2025 (c)(d)	4.68	2,000,000	2,001,298
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.71% 12/22/2025 (c)(d)	4.71	2,000,000	2,002,276
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 1/9/2026 (c)(d)	4.71	1,500,000	1,500,908
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 7/23/2025 (c)(d)	4.71	1,500,000	1,500,582
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 9/9/2025 (c)(d)	4.71	1,800,000	1,800,987
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.73% 11/12/2025 (c)(d)	4.73	2,000,000	2,001,536
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 1/30/2026 (c)(d)	4.68	2,000,000	2,001,156
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 11/17/2025 (c)(d)	4.68	2,200,000	2,201,460
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 5/4/2026 (c)(d)	4.68	1,500,000	1,500,021
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.73% 5/8/2026 (c)(d)	4.73	1,000,000	1,000,579
State Street Bank & Trust Co U.S. SOFR Index + 0.27%, 4.6% 10/10/2025 (c)(d)	4.60	2,000,000	2,000,221
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.65% 11/17/2025 (c)(d)	4.65	2,200,000	2,200,567
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.68% 11/18/2025 (c)(d)	4.68	2,200,000	2,201,287
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.31%, 4.64% 11/4/2025 (c)(d)	4.64	1,000,000	1,000,013
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.68% 11/19/2025 (c)(d)	4.68	2,200,000	2,201,440
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.68% 12/3/2025 (c)(d)	4.68	2,000,000	2,001,302
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.67% 12/10/2025 (c)(d)	4.67	2,000,000	2,001,654
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 4/8/2026 (c)(d)	4.68	1,500,000	1,500,833
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 7/15/2025 (c)(d)	4.68	1,500,000	1,500,472
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.73% 4/15/2026 (c)(d)	4.73	1,000,000	1,000,982
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.73% 8/22/2025 (c)(d)	4.73	1,500,000	1,500,821
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.7735% 10/2/2026 (c)(d)	4.77	1,500,000	1,500,040
TOTAL CERTIFICATES OF DEPOSIT (Cost $44,300,000)			44,323,037

Commercial Paper - 5.8%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.68% 8/7/2025 (c)(d)	4.68	1,400,000	1,400,515
Bank of Montreal U.S. SOFR Index + 0.45%, 4.87% 4/8/2026 (c)(d)	4.87	1,500,000	1,500,967
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.72% 11/21/2025 (c)(d)	4.72	2,200,000	2,201,079
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.73% 10/17/2025 (c)(d)	4.73	2,000,000	2,001,093
HSBC USA Inc 4.8% 8/15/2025	5.05	1,400,000	1,386,495
HSBC USA Inc 5.52% 6/6/2025	5.85	1,400,000	1,398,813
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.88% 4/30/2026 (c)(d)	4.88	1,000,000	1,000,003
ING US Funding LLC U.S. SOFR Index + 0.21%, 4.54% 6/16/2025 (c)(d)	4.54	2,000,000	2,000,114
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.6% 2/6/2026 (c)(d)	4.60	1,500,000	1,500,327
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.61% 11/26/2025 (c)(d)	4.61	2,000,000	2,001,372
ING US Funding LLC yankee 4.47% 6/23/2025	4.58	2,000,000	1,994,185
National Australia Bank Ltd U.S. SOFR Index + 0.25%, 4.58% 8/27/2025 (c)(d)	4.58	2,000,000	2,000,633
National Bank of Canada U.S. SOFR Index + 0.25%, 4.58% 12/17/2025 (c)(d)	4.58	2,000,000	2,000,246
National Bank of Canada yankee 4.31% 1/16/2026	4.50	2,000,000	1,944,825
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.68% 7/9/2025 (c)(d)	4.68	1,500,000	1,500,321
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.68% 10/3/2025 (c)(d)	4.68	2,000,000	2,001,010
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.78% 4/27/2026 (c)(d)	4.78	1,000,000	1,000,001
TransCanada PipeLines Ltd 4.64% 7/22/2025	4.68	1,500,000	1,489,859
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.73% 4/10/2026 (c)(d)	4.73	1,000,000	1,001,261
TOTAL COMMERCIAL PAPER (Cost $31,314,744)			31,323,119

U.S. Treasury Obligations - 17.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/12/2025	4.24 to 4.25	30,000,000	29,964,578
US Treasury Bills 0% 7/10/2025	4.28	4,000,000	3,982,161
US Treasury Bills 0% 7/3/2025	4.22	25,000,000	24,909,196
US Treasury Bills 0% 8/7/2025	4.27	20,000,000	19,844,900
US Treasury Notes 3.5% 9/30/2026	4.25 to 4.36	11,000,000	10,922,656
US Treasury Notes 4.25% 1/31/2026	4.17 to 5.02	4,500,000	4,498,198
US Treasury Notes 4.75% 7/31/2025	5.06	1,700,000	1,701,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,771,591)			95,822,752

Money Market Funds - 12.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $66,569,885)	4.32	66,556,574	66,569,885

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $541,261,206)	541,952,431
NET OTHER ASSETS (LIABILITIES) - 0.5%	2,593,850
NET ASSETS - 100.0%	544,546,281

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,922,897 or 16.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,341,494	191,540,759	193,312,368	2,387,253	-	-	66,569,885	66,556,574	0.1%
Total	68,341,494	191,540,759	193,312,368	2,387,253	-	-	66,569,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.